Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,862,000
Previously Paid Amount	0.00
Total Fee Amount	1,776.24
Total Offset Amount	0.00
Net Fee	1,776.24
Narrative - Max Aggregate Offering Price	$ 12,862,000
Final Prospectus	true